SCHEDULE OF PROVISION FOR (BENEFIT FROM) INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Expected tax at 21%	$ (44,210)	$ (104,455)	$ (250,786)	$ (714,181)
Non-deductible stock-based compensation		30,504	36,841	83,391
Non-deductible (non-taxable) derivative liability expense (income)	(1,567)	(146,533)	(264,705)	190,957
Non-deductible amortization of debt discounts	2,625	122,380	231,844	177,882
Non-deductible loss on conversions of convertible notes payable	6,700	30,654	95,170	193,994
Increase (decrease) in Valuation allowance	36,262	67,450	151,636	67,957
Provision for (benefit from) income taxes